Acquisition - Summary of the Identifiable Assets Acquired and Liabilities (Parenthetical) (Detail) $ in Millions	Oct. 13, 2022 CAD ($)
Exterran Corporation [Member]
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 2